Zaxis International Inc. - Balance Sheets - USD ($)		Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash		$ 467,380	$ 1,000	$ 0
Total current assets		467,380	1,000	0
Total Assets		467,380	1,000	0
Current Liabilities:
Accounts payable - trade		0	7,500	0
Accrued interest		0	35,305	32,050
Advances payable		0	120,979	0
Advances payable to related parties		0	0	161,729
Convertible notes payable to related parties		0	0	85,000
Total current liabilities		0	163,784	278,779
Long-term liabilities:
Notes payable		0	22,375	0
Total liabilities		$ 0	$ 186,159	$ 278,779
Stockholders' deficiency:
Preferred stock	[1]
Common stock	[2]	$ 655	$ 455	$ 42
Stock payable		385,000	0	0
Additional paid in capital		1,283,342	388,450	121,373
Accumulated deficit		(1,201,617)	(574,064)	(400,194)
Total Stockholders' Deficit		467,380	(185,159)	(278,779)
Total Liabilities and Stockholders' Deficit		$ 467,380	$ 1,000	$ 0

[1]	$0.0001 par value; 10,000,000 shares authorized; none issued
[2]	$0.0001 par value; 490,000,000 shares authorized; 6,550,602; 4,548,782 and 423,782 issued and outstanding at June 30, 2015; December 31, 2014 and 2013, respectively.